245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 15, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Summer Street Trust (the trust): File Nos. 002-58542 and 811-02737

Fidelity Agricultural Productivity Fund

Fidelity Disruptive Automation Fund

Fidelity Disruptive Communications Fund

Fidelity Disruptive Finance Fund

Fidelity Disruptive Medicine Fund

Fidelity Disruptive Technology Fund

Fidelity Disruptors Fund

Fidelity Water Sustainability Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust